Related-Party Disclosures	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Related-Party Disclosures
34. Related-Party Disclosures
At December 31, 2019, the Company had subsidiaries and structured entities that it controlled and included in its consolidated financial statements. The Company also enters into related-party transactions through a number of joint ventures, associates, and joint operations. These transactions involve providing or receiving services entered into in the normal course of business.

The following lists the most significant entities where the Company owns 100% of the voting and restricted securities.

Name	Jurisdiction of Incorporation

3221969 Nova Scotia Company	Nova Scotia, Canada
International Insurance Group Inc.	Barbados
Mustang Acquisition Holdings Inc.	Delaware, United States
MWH International, Inc.	Delaware, United States
Stantec Australia Pty Ltd	Australia
Stantec Consulting Caribbean Ltd.	Barbados
Stantec Consulting International LLC	Arizona, United States
Stantec Consulting International Ltd.	Canada
Stantec Consulting Ltd./Stantec Experts-conseils ltée	Canada
Stantec Consulting Michigan Inc.	Michigan, United States
Stantec Consulting Services Inc.	New York, United States
Stantec Delaware II LLC	Delaware, United States
Stantec Holding (2017) Limited	United Kingdom
Stantec Holding II Ltd.	Alberta, Canada
Stantec New Zealand	New Zealand
Stantec Technology International Inc.	Delaware, United States
Stantec UK Limited	United Kingdom
There are no significant restrictions on the Company’s ability to access or use assets or to settle liabilities of its subsidiaries. Financial statements of all subsidiaries are prepared as at the same reporting date as the Company’s.
Structured entities
At December 31, 2019, the Company had management agreements in place with several entities to provide various services, including architecture, engineering, planning, and project management. These entities have been designed so that voting rights are not the dominant factor in deciding who controls the entity. Each entity has a management agreement in place that provides the Company with control over the relevant activities of the entity where it has been assessed that the Company is exposed to variable returns of the entity and can use its power to influence the variable returns. The Company receives a management fee generally equal to the net income of the entities and has an obligation regarding the liabilities and losses of the entities. Based on these facts and circumstances, management determined that the Company controls these entities and they are consolidated in the Company’s consolidated financial statements. The Company does not have any unconsolidated structured entities.
The following lists the most significant structured entities that are consolidated in the Company’s financial statements.

Name	Jurisdiction of Incorporation

Stantec Architecture Inc.	North Carolina, United States
Stantec Architecture Ltd.	Canada
Stantec Geomatics Ltd.	Alberta, Canada
Stantec International Inc.	Pennsylvania, United States
Joint operations
The Company also conducted its business through the following significant joint operations.

	Ownership
Name	Interests	Jurisdiction
Stantec-Bonatti, a Joint Venture	85%	Canada
Stantec/SG, a Joint Venture	65%	United States
West, a Joint Venture	50%	United States
Starr ll, a Joint Venture	47%	United States

Joint ventures and associates
The Company enters into transactions through its investments in joint ventures and associates. The following table provides the total dollar amount for transactions that have been entered into with related parties.

	For the year ended December 31, 2019			For the year ended December 31, 2018
	Sales to Related Parties $	Distributions Paid $	Amounts Owed by Related Parties $	Sales to Related Parties $	Distributions Paid $	Amounts Owed by Related Parties $

Joint ventures	40.2	0.9	8.9	39.8	0.3	10.2
Associates	1.9	0.2	0.2	4.3	0.2	1.0
Compensation of key management personnel and directors of the Company

	For the year ended December 31

	2019	2018
	$	$

Salaries and other short-term employment benefits	11.0	9.0
Directors’ fees	0.8	0.8
Share-based compensation	8.3	0.9

Total compensation	20.1	10.7
The Company’s key management personnel for 2019 and 2018 include its chief executive officer (CEO), chief operating officer, chief business officer, chief financial officer, chief practice and project officer, and executive vice presidents. The amounts disclosed in the table are the amounts recognized as an expense related to key management personnel and directors during the year. Share-based compensation includes the fair value adjustment for the year.